Note 6 - Leases (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Period ending June 30	Bareboat Charter Lease Payments
2019 (remainder)	3,115
2020	6,299
2021	6,282
2022	1,034
Total	16,730
Period ending June 30, 2019	Amount

Total lease payments	16,730
less imputed interest	(2,462)
Total operating lease liabilities	14,268

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2019 (remainder)	36,409
2020	69,770
2021	39,194
2022	13,242
2023	5,512
2024	1,178
Total	165,305